U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.      Name and address of issuer:

        Florida Daily Municipal Income Fund, Inc.
        600 Fifth Avenue
        New York, New York 10020-2302

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2.      Name of each series or class of securities  for which this Form is filed
        (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series: |X|

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3.      Investment Company Act File Number:   811-8654

        Securities Act File Number:           33-81920

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4(a). Last day of fiscal year for which this Form is filed:

         August 31, 1998

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4(b).   [ ]   Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).
              (See Instruction A.2)

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Note: If the form is being filed late, interest must be paid on the registration fee due.

4(c).   [ ]    Check box if this is the last time the issuer will be filing this
               Form.

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5. Calculation of registration fee:

(i)  Aggregate sale price of securities  sold during the fiscal year pursuant to section 24(f):
                                                                                $458,156,154.31
                                                                                ---------------

(ii) Aggregate  price of securities  redeemed or  repurchased  during the fiscal year:
                                                                 $421,822,582.13
                                                                 ---------------

(iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:

                                                                    $        -0-
                                                                    ------------

(iv) Total   available   redemption   credits  [add  items  5(ii)  and  5(iii)]:

                                                                                -$421,822,582.13
                                                                                ----------------


(v) Net sales--if item 5(i) is greater than Item 5(iv) [Subtract Item 5(iv) from Item 5 (i)]:

                                                                                $  36,333,572.18
                                                                                ----------------

(vi) Redemption credits available for use in future years---if item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item (i)]:

                                             x       0.00
                                             ------------

(vii) Multiplier for determining registration fee (See Instruction C.9):

                                                                                x      $ 0.000295
                                                                                -----------------

(viii) Registration fee due [multiply Item 5(v) by Item 5 (vii) (enter "0" if no fee is due)

                                                                                = $  10,718.40
                                                                                --------------

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6.      Prepaid Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a 0 number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
          0 .

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7.      Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                +$     -0-
                                                                                ----------
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8. The total  amount of the  registration  fee due plus any  interest  due [line
   5(viii) plus line 7]:

                                                                                =$  10,718.40
                                                                                -------------
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9.  Date  the  registration  fee  and  any  interest  payment  was  sent  to the
Commission's lockbox depository:

               Method of Delivery:  October 9, 1998
               |X|    Wire Transfer
               [ ]    Mail or other means

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                                   SIGNATURES


        This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)*   /s/Bernadette N. Finn
                                    ---------------------
                                    Bernadette N. Finn, Secretary

        Date:  October 12, 1998


* Please print the name and title of the signing officer below the signature.